Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 — Intangible Assets

Intangible assets as of September 30, 2022, consist of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Trade name	$1,060	$(152)	$908
Customer relationships	1,900	(685)	1,215
Total intangible assets	$2,960	$(837)	$2,123

Intangible assets as of December 31, 2021, consist of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Trade name	$1,060	$(74)	$986
Customer relationships	1,900	(333)	1,567
Total intangible assets	$2,960	$(407)	$2,553

The estimated future amortization expense associated with intangible assets is as follows:

Calendar Years Ending December 31,	Amount
2022	144
2023	573
2024	573
2025	266
Thereafter	567
Total	$2,123

Note 10 — Intangible Assets

Intangible assets as of December 31, 2021, consist of the following:

	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount
Trade name	$1,060	$(74)	$986
Customer Relationships	1,900	(333)	1,567
Total intangible assets	$2,960	$(407)	$2,553

Calendar Years ending December 31,	Amount
2022	573
2023	573
2024	573
2025	266
2026	105
Thereafter	463
Total	$2,553